Events after Reporting Period (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Public Bonds Issued After Reporting Period
The Group has issued the following bonds since the end of the reporting period.

Type	Issuance date	Face value (in millions of Korean won)		Interest rate	Redemption date
The 198-1st Public bond	Jan. 12, 2023	￦	70,000	3.847%	Jan. 10, 2025
The 198-2nd Public bond	Jan. 12, 2023		150,000	3.869%	Jan. 12, 2026
The 198-3rd Public bond	Jan. 12, 2023		80,000	3.971%	Jan. 12, 2028